Cash and cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2020
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Cash and cash equivalents and restricted cash

(8)	Cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash as of December 31, 2020, and 2019 are as follows:

	December 31, 2020	December 31, 2019
Cash on hand and bank deposits	$881,617	$339,010
Demand and term deposits (1)	29,522	3,462

Cash and cash equivalents	911,139	342,472
Restricted cash (2)	24,299	1

Cash, cash equivalents and restricted cash	$935,438	$342,473

(1)
As of December 31, 2020, and December 31, 2019, within the cash equivalents, there are demand and term deposits that amounted to $ 29,522 and $ 3,462, respectively. The use of term deposits depends on the cash requirements of the Group. As of December 31, 2020, term deposits accrue annual interest rates between 0.62% and 3.91% in Colombian pesos and between 3.54% and 5.38% in dollars. As of December 31, 2019, term deposits accrue annual interest rates between 3.61% and 5.21% in Colombian pesos and between 1.94% and 6.02% in dollars.

(2)
As of December 31, 2020, the total restricted cash will hedge events or claims against the Group. These resources have not risk of change in value on the time and are not available for general use within the Group.